TAXES - (Loss) income before income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
TAXES
(Loss)/income before income tax	$ 574,246	$ (10,799,996)
Cayman Islands
TAXES
(Loss) income before income taxes, foreign	(1,331)	(4,915,703)
United States
TAXES
(Loss) income before income taxes, foreign	209,234	(257,605)
Hong Kong
TAXES
(Loss) income before income taxes, foreign	1,351,534	273,663
PRC
TAXES
(Loss) income before income taxes, domestic	$ (985,191)	$ (5,900,351)